Short-term investments	6 Months Ended
Jun. 30, 2022
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Short-term investments
15	Short-term investments
Short-term
held-to-maturity
securities were mainly deposits in commercial banks with maturities less than one year and structured deposits issued by commercial banks and other financial intuitions for which the Company has the positive intent and ability to hold those securities to maturity.
Short-term investments classification as of December 31, 2021 and June 30, 2022 were shown as below:

	As of December 31, 2021
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrecognized gains	Gross unrecognized losses	Fair value
	RMB					RMB
Held-to-maturity debt investments	30,000	—	—	—	—	30,000

	As of June 30, 2022
	Cost or Amortized cost		Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrecognized gains	Gross unrecognized losses	Fair value
	RMB	USD					RMB	USD
Held-to-maturity debt investments	20,000	2,986	—	—	—	—	20,000	2,986

As of December 31, 2021, the Company’s short-term investments comprise of time deposits with original maturities over three months.
As of June 30, 2022, the Company’s short-term investments comprise of bank structured deposits at interest rates indexed to exchange rate between Euro and US dollar. The indexation of interest rates to exchange rate between Euro and US dollar are considered embedded derivatives that are separated from the host contract of bank structured deposits and are recorded separately in “Derivative assets” and measured at fair value in the unaudited interim condensed consolidated balance sheets. The fair value of the derivative assets is disclosed in Note 16.